Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Financial Information

Year Ended December 31, 2020	Banking(4)	Mortgage	Consolidated
Net interest income	$265,581	$77	$265,658
Provisions for credit losses(1)	107,967	—	107,967
Mortgage banking income	—	289,702	289,702
Change in fair value of mortgage servicing rights, net of hedging(2)	—	(34,374)	(34,374)
Other noninterest income	46,527	—	46,527
Depreciation and amortization	6,425	584	7,009
Amortization of intangibles	5,323	—	5,323
Other noninterest mortgage banking expense	—	150,808	150,808
Other noninterest expense(3)	212,890	1,055	213,945
Income before income taxes	$(20,497)	$102,958	$82,461
Income tax expense			18,832
Net income applicable to FB Financial Corporation and noncontrolling interest			$63,629
Net income applicable to noncontrolling interest			8
Net income applicable to FB Financial Corporation			$63,621
Total assets	$10,254,324	$953,006	$11,207,330
Goodwill	242,561	—	242,561
(1)Included $13,361 in provision for credit losses on unfunded commitments.
(2)Included in mortgage banking income in the Company's consolidated statements of income.
(3)Included $33,824 of merger costs in the Banking segment related to the acquisition and integration of Farmers National and Franklin, and $1,055 of merger costs in the Mortgage segment related to the Franklin merger.
(4)Banking segment includes noncontrolling interest.

Year Ended December 31, 2019	Banking	Mortgage	Consolidated
Net interest income	$226,098	$(62)	$226,036
Provisions for credit losses	7,053	—	7,053
Mortgage banking income	—	117,905	117,905
Change in fair value of mortgage servicing rights, net of hedging(1)	—	(16,989)	(16,989)
Other noninterest income	34,481	—	34,481
Depreciation and amortization	4,670	506	5,176
Amortization of intangibles	4,339	—	4,339
Other noninterest mortgage banking expense	—	88,673	88,673
Other noninterest expense(2)	144,658	1,995	146,653
Income before income taxes	$99,859	$9,680	$109,539
Income tax expense			25,725
Net income			$83,814
Total assets	$5,700,558	$424,363	$6,124,921
Goodwill	169,051	—	169,051
(1)Included in mortgage banking income in the Company's consolidated statements of income.
(2)Includes $5,385 in merger costs in the Banking segment related to the Atlantic Capital branch acquisition and $1,995 in mortgage restructuring charges in the Mortgage segment.

Year Ended December 31, 2018	Banking	Mortgage	Consolidated
Net interest income	$204,517	$(449)	$204,068
Provisions for credit losses	5,398	—	5,398
Mortgage banking income	—	109,334	109,334
Change in fair value of mortgage servicing rights, net of hedging(1)	—	(8,673)	(8,673)
Other noninterest income	29,981	—	29,981
Depreciation and amortization	3,827	507	4,334
Amortization of intangibles	3,185	—	3,185
Other noninterest mortgage banking expense	—	94,739	94,739
Other noninterest expense(2)	121,200	—	121,200
Income before income taxes	$100,888	$4,966	$105,854
Income tax expense			25,618
Net income			$80,236
Total assets	$4,713,346	$423,418	$5,136,764
Goodwill	137,090	100	137,190
(1)Included in mortgage banking income in the Company's consolidated statements of income.
(2)Included $1,594 in merger costs and $671 in costs related to follow-on secondary offering in the Banking segment.